Annual Total Returns- SP 500 Pure Growth Fund (Class H) [BarChart] - Class H - SP 500 Pure Growth Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.15%)	13.75%	41.31%	12.52%	0.96%	2.50%	24.70%	(5.63%)	26.68%	27.27%